RELATED PARTY TRANSACTIONS - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	¥ 591,342	$ 92,794	¥ 484,349
Amounts due to related parties	584,078		254,255
Ziroom
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	349,375		335,521
Amounts due to related parties	30,872		20,615
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	7,471		16,433
Amounts due to related parties	8,569		2,822
Vanlian
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	209,087		21,618
Amounts due to related parties	143,804		879
IFM
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	7,799		6,505
Amounts due to related parties	22,893		15,111
Shengdu
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	6,431		0
Amounts due to related parties	1,498		0
Brokerage firms
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	10,485		11,060
Amounts due to related parties	339,911		214,335
Tencent
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	175		35,078
Amounts due to related parties	35,269		0
Others.
RELATED PARTY TRANSACTIONS
Amounts due from and prepayments to related parties	519		58,134
Amounts due to related parties	¥ 1,262		¥ 493